STOCK-BASED COMPENSATION PLANS (Details 5) - Employee Stock Purchase Plans shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Purchase Plans
Shares reserved for issuance	1.0
Shares available for issuance	1.0
Number of purchase dates to purchase shares of common stock | item	2
Percentage of purchase price per share	85.00%
Offering period in which the purchase date occurs	2 years
Length of offering period	24 months
Length of purchase intervals	6 months
Weighted-average assumptions used to estimate the fair value of stock options granted during the period using the Black-Scholes option pricing model
Risk-free interest rate (as a percent)	0.30%	0.20%	0.20%
Dividend yield (as a percent)	0.00%	1.00%	8.10%
Volatility (as a percent)	48.80%	43.70%	40.40%
Additional disclosures
Total unrecognized compensation cost | $	$ 0.5
Weighted-average recognition period	8 months 12 days
Minimum
Weighted-average assumptions used to estimate the fair value of stock options granted during the period using the Black-Scholes option pricing model
Expected term	6 months	6 months	6 months
Maximum
Employee Stock Purchase Plans
Payroll deductions to purchase shares of common stock on purchase dates	15.00%
Weighted-average assumptions used to estimate the fair value of stock options granted during the period using the Black-Scholes option pricing model
Expected term	2 years	2 years	2 years